EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator [Abstract]
Net Loss	$ (197,294)	$ (29,326)	$ (32,151)
Denominator [Abstract]
Basic and diluted - Weighted Average Common Shares Outstanding (in shares)	6,263,094	5,499,561	2,093,926
Loss per Common Share [Abstract]
Basic and diluted (in dollars per share)	$ (31.50)	$ (5.33)	$ (15.35)